Related-Party Transactions (Cash Payments Made To (Received From) Members In Lieu Of Income Taxes) (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Federal income taxes			$ (144)	$ 269	[1]	$ 89	[1]	$ (23)	[1]
Texas margin taxes		$ 22	20	22	[2]	12	[2]	21	[2]
Total payments (receipts)		22	164	291		101		(2)
EFH Corp [Member]
Related Party Transaction [Line Items]
Federal income taxes			(115)	215	[1]	78	[1]	(18)	[1]
Texas margin taxes		22	20	22	[2]	12	[2]	21	[2]
Total payments (receipts)		$ 22	135	237		90		3
Income tax payments to members	$ 33
Income tax refunds from members	$ 10
Texas Transmission and Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes			(29)	54	[1]	11	[1]	(5)	[1]
Total payments (receipts)			$ 29	$ 54		$ 11		$ (5)

[1]	Includes $33 million payment made to EFH Corp. in 2013 related to the 1997-2002 IRS appeals settlement.
[2]	Includes $10 million refund received from EFH Corp. in 2013 related to 1997-2001 amended Texas franchise tax returns.